Employee Benefits - Amounts Recognized on Balance Sheet and Amounts Recognized in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amounts recognized on the balance sheet
Noncurrent liabilities	$ (18,599)	$ (22,112)
Pension
Amounts recognized on the balance sheet
Noncurrent assets	3	21
Current liabilities	(71)	(63)
Noncurrent liabilities	(1,683)	(2,314)
Total	(1,751)	(2,356)
Amounts recognized in Accumulated Other Comprehensive Income (Pre-tax)
Prior service cost (benefit)	585	404
Total	585	404
Health Care and Life
Amounts recognized on the balance sheet
Noncurrent assets	0	0
Current liabilities	(292)	(637)
Noncurrent liabilities	(14,897)	(17,704)
Total	(15,189)	(18,341)
Amounts recognized in Accumulated Other Comprehensive Income (Pre-tax)
Prior service cost (benefit)	(4,698)	(5,667)
Total	$ (4,698)	$ (5,667)